Income Taxes - Schedule of Changes in Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Unrecognized Tax Benefits [Roll Forward]
Gross unrecognized tax benefits—April 1	$ 101	$ 83	$ 62
Gross increases—tax positions in prior period	88	0	5
Gross decreases—tax positions in prior period	(12)	(11)	(1)
Gross increases—tax positions in current period	23	31	19
Settlements	0	(2)	0
Lapse of statute of limitations	0	0	(1)
Foreign exchange	0	0	(1)
Gross unrecognized tax benefits— March 31	$ 200	$ 101	$ 83